Segmented Information - Geographic Region (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segmented Information
Net premiums earned	$ 21,006.1	$ 16,558.0
Interest and dividends	961.8	640.8
Share of profit of associates	1,014.7	402.0
Net gains (losses) on investments	(1,733.9)	3,445.1
Gain on sale and consolidation of insurance subsidiaries	1,219.7	264.0
Other revenue	5,581.6	5,158.0
Income	$ 28,050.0	$ 26,467.9
Geographic
Segmented Information
Distribution of net premiums earned	100.00%	100.00%
Canada
Segmented Information
Net premiums earned	$ 2,293.5	$ 2,078.2
Canada | Geographic
Segmented Information
Distribution of net premiums earned	10.90%	12.60%
United States
Segmented Information
Net premiums earned	$ 13,617.7	$ 10,333.4
United States | Geographic
Segmented Information
Distribution of net premiums earned	64.90%	62.40%
Asia
Segmented Information
Net premiums earned	$ 1,431.4	$ 1,247.0
Asia | Geographic
Segmented Information
Distribution of net premiums earned	6.80%	7.50%
International
Segmented Information
Net premiums earned	$ 3,663.5	$ 2,899.4
International | Geographic
Segmented Information
Distribution of net premiums earned	17.40%	17.50%
Property and Casualty Insurance and Reinsurance
Segmented Information
Net premiums earned	$ 20,663.7	$ 16,090.2
Property and Casualty Insurance and Reinsurance | Canada
Segmented Information
Net premiums earned	2,293.5	2,078.2
Property and Casualty Insurance and Reinsurance | United States
Segmented Information
Net premiums earned	13,617.2	9,975.3
Gain on sale and consolidation of insurance subsidiaries	1,213.2
Property and Casualty Insurance and Reinsurance | Asia
Segmented Information
Net premiums earned	1,431.4	1,247.0
Property and Casualty Insurance and Reinsurance | International
Segmented Information
Net premiums earned	3,321.6	2,789.7
Property and Casualty Insurance and Reinsurance | North American Insurers
Segmented Information
Net premiums earned	6,107.8	5,024.8
Property and Casualty Insurance and Reinsurance | North American Insurers | Canada
Segmented Information
Net premiums earned	1,914.1	1,784.9
Property and Casualty Insurance and Reinsurance | North American Insurers | United States
Segmented Information
Net premiums earned	4,157.5	3,222.1
Property and Casualty Insurance and Reinsurance | North American Insurers | Asia
Segmented Information
Net premiums earned	1.4	1.2
Property and Casualty Insurance and Reinsurance | North American Insurers | International
Segmented Information
Net premiums earned	34.8	16.6
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers
Segmented Information
Net premiums earned	12,726.9	9,451.8
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | Canada
Segmented Information
Net premiums earned	378.8	293.1
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | United States
Segmented Information
Net premiums earned	9,337.3	6,671.4
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | Asia
Segmented Information
Net premiums earned	878.1	806.9
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | International
Segmented Information
Net premiums earned	2,132.7	1,680.4
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers
Segmented Information
Net premiums earned	1,829.0	1,613.6
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers | Canada
Segmented Information
Net premiums earned	0.6	0.2
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers | United States
Segmented Information
Net premiums earned	122.4	81.8
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers | Asia
Segmented Information
Net premiums earned	551.9	438.9
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers | International
Segmented Information
Net premiums earned	1,154.1	1,092.7
Life insurance and Run-off
Segmented Information
Net premiums earned	342.4	467.8
Life insurance and Run-off | United States
Segmented Information
Net premiums earned	0.5	358.1
Life insurance and Run-off | International
Segmented Information
Net premiums earned	$ 341.9	$ 109.7